World Omni Auto Receivables Trust 2016-A
Monthly Servicer Certificate
March 31, 2020

Dates Covered
Collections Period	03/01/20 - 03/31/20
Interest Accrual Period	03/16/20 - 04/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/20	106,519,973.95	13,185
Yield Supplement Overcollateralization Amount 02/29/20	1,685,593.61	0
Receivables Balance 02/29/20	108,205,567.56	13,185
Principal Payments	7,435,264.41	322
Defaulted Receivables	294,857.73	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/20	1,494,959.05	0
Pool Balance at 03/31/20	98,980,486.37	12,836

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.94%
Prepayment ABS Speed	1.20%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	2,232,378.71	188
Past Due 61-90 days	740,300.92	66
Past Due 91-120 days	164,339.08	13
Past Due 121+ days	0.00	0
Total	3,137,018.71	267

Total 31+ Delinquent as % Ending Pool Balance	3.17%
Total 61+ Delinquent as % Ending Pool Balance	0.91%
Delinquency Trigger Occurred	NO

Recoveries	230,725.00
Aggregate Net Losses/(Gains) - March 2020	64,132.73
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.71%
Prior Net Losses Ratio	0.20%
Second Prior Net Losses Ratio	0.82%
Third Prior Net Losses Ratio	0.89%
Four Month Average	0.66%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.39%

Overcollateralization Target Amount	8,785,976.54
Actual Overcollateralization	8,785,976.54
Weighted Average APR	3.97%
Weighted Average APR, Yield Adjusted	5.75%
Weighted Average Remaining Term	21.60

Flow of Funds	$ Amount

Collections	8,001,790.60
Investment Earnings on Cash Accounts	15,564.05
Servicing Fee	0.00
Transfer to Collection Account	0.00
Available Funds	8,017,354.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	128,783.40
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00

(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	7,539,487.58
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	0.00
(10) Collection Account Redeposits	349,083.67

Total Distributions of Available Funds	8,017,354.65

Servicing Fee	0.00
Unpaid Servicing Fee	90,171.31
Change in amount of the unpaid servicing fee from the prior period	90,171.31

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 03/16/20	97,733,997.41
Principal Paid	7,539,487.58
Note Balance @ 04/15/20	90,194,509.83

Class A-1
Note Balance @ 03/16/20	0.00
Principal Paid	0.00
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-2
Note Balance @ 03/16/20	0.00
Principal Paid	0.00
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-3
Note Balance @ 03/16/20	4,903,997.41
Principal Paid	4,903,997.41
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-4
Note Balance @ 03/16/20	74,800,000.00
Principal Paid	2,635,490.17
Note Balance @ 04/15/20	72,164,509.83
Note Factor @ 04/15/20	96.4766174%

Class B
Note Balance @ 03/16/20	18,030,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	18,030,000.00
Note Factor @ 04/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	128,783.40
Total Principal Paid	7,539,487.58
Total Paid	7,668,270.98

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	7,233.40
Principal Paid	4,903,997.41
Total Paid to A-3 Holders	4,911,230.81

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	2,635,490.17
Total Paid to A-4 Holders	2,757,040.17

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1499521
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.7787893
Total Distribution Amount	8.9287414

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0276084
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	18.7175474
Total A-3 Distribution Amount	18.7451558

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	35.2338258
Total A-4 Distribution Amount	36.8588258

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 03/16/20	22,196,494.13
Investment Earnings	15,330.36
Investment Earnings Paid	(15,330.36)
Deposit/(Withdrawal)	-
Balance as of 04/15/20	22,196,494.13
Change	-

Total Reserve Amount	22,196,494.13